Income Tax Expense - Summary of Deferred Tax (Income)/Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Current tax
Total current tax expense	$ 594	$ 405		$ 341
Deferred tax
Total deferred tax (income)/expense	(95)	129		126
Income tax reported in the Consolidated Income Statement	499	534	[1]	467	[1]
Derivative financial instruments [member]
Deferred tax
Total deferred tax (income)/expense		2		(2)
Retirement Benefit Obligations [member]
Deferred tax
Total deferred tax (income)/expense	(9)	(1)		4
Share-based payment expense [member]
Deferred tax
Total deferred tax (income)/expense	(3)	(6)		4
Other items [member]
Deferred tax
Total deferred tax (income)/expense	(83)	134		120
Republic of Ireland [member]
Current tax
Total current tax expense	23	20		11
Overseas [member]
Current tax
Total current tax expense	$ 571	$ 385		$ 330

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.